Leases - Maturities of lease liabilities under ASC 842 (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Leases
Lease payments for leases with lease term less than one year	¥ 1,154
2021	17,817
2022	9,009
2023	4,917
2024	3,526
2025 and thereafter	26,300
Total minimum lease payments	61,569
Less: interest	(8,938)
Present value of lease obligations	¥ 52,631		$ 8,066	¥ 112,208
Lease expense recognized under ASC 840		¥ 71,379